Share-Based Payments - Summary of Movements in Employee Saveshare Options - Movement in Number of Share Options(Detail) - Option Option in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 31 March	175
Employee Saveshare Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 1 April	189	197	226
Granted	69	44	47
Forfeited	(41)	(18)	(12)
Exercised	(30)	(33)	(63)
Expired	(12)	(1)	(1)
Outstanding at 31 March	175	189	197